EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2016		2017		2018
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Denominator used for basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Earnings (loss) per share - basic	(1.81)	(1.81)	0.25	0.25	(1.29)	(1.29)

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	(44,104)	-	5,971	-	(31,511)	-
Net income (loss) attributable to ordinary shareholders	(169,635)	(44,104)	21,707	5,971	(114,911)	(31,511)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	-	-	3,110,012	-	-	-
Denominator used for diluted earnings (loss) per share	93,605,749	24,336,650	91,585,677	24,336,650	88,749,432	24,336,650
Earnings (loss) per share -diluted	(1.81)	(1.81)	0.24	0.24	(1.29)	(1.29)